Credit risk exposure and allowances - Allowances, Loan Commitments and Financial Guarantees (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	$ 15,350,501,149	$ 11,753,183,986
Allowances for ECL | Loan Committments And Financial Guarantees
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	22,779,855	13,005,597	$ 18,270,055
New loan commitments and financial guarantees originated	19,133,078	17,704,462
Expirations and repayments	(5,923,712)	(5,117,425)
Write-offs	(1,337)	(886)
Foreign exchange	414,744	2,113,390
Inflation adjustment	(9,715,265)	(15,825,475)
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	3,630,754	8,904,299
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(2,386,751)	(6,720,363)
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	891,496	627,042
Allowances for ECL | Loan Committments And Financial Guarantees | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(578,952)	(761,348)
Allowances for ECL | Loan Committments And Financial Guarantees | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	4,310,203	(6,188,154)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	17,532,451	10,217,322	11,918,098
New loan commitments and financial guarantees originated	18,208,338	16,717,879
Expirations and repayments	(4,578,926)	(3,735,742)
Write-offs	0	0
Foreign exchange	392,144	2,000,236
Inflation adjustment	(7,650,729)	(11,365,960)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(2,434,920)	(3,600,012)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	1,936,559	2,713,585
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(45,352)	(33,681)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	39,028	75,742
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	1,448,987	(4,472,823)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	636,803	283,283	337,665
New loan commitments and financial guarantees originated	144,462	227,974
Expirations and repayments	(243,098)	(337,861)
Write-offs	(1,337)	(886)
Foreign exchange	0	0
Inflation adjustment	(212,281)	(421,360)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	1,003,537	857,848
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(611,374)	(843,456)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	273,611	463,359
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	4,864	551	706
New loan commitments and financial guarantees originated	0	0
Expirations and repayments	(51)	(6,058)
Write-offs	0	0
Foreign exchange	0	0
Inflation adjustment	(4,900)	(3,816)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	0	0
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	81	120
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(22,743)	(57,021)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	31,926	66,620
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	4,594,458	2,498,089	5,984,412
New loan commitments and financial guarantees originated	720,836	745,670
Expirations and repayments	(1,091,098)	(1,027,477)
Write-offs	0	0
Foreign exchange	15,136	110,693
Inflation adjustment	(1,830,316)	(4,007,047)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	6,061,055	12,503,769
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(4,318,846)	(9,413,685)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(66,759)	(197,184)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	16,131	59,012
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	2,590,230	(2,260,074)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	11,279	6,352	$ 29,174
New loan commitments and financial guarantees originated	59,442	12,939
Expirations and repayments	(10,539)	(10,287)
Write-offs	0	0
Foreign exchange	7,464	2,461
Inflation adjustment	(17,039)	(27,292)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	4,619	542
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(4,464)	(20,263)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	(11)	(61)
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	6	4,375
Allowances for ECL | Loan Committments And Financial Guarantees | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of loan commitments and financial guarantees:	$ (34,551)	$ 14,764